UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21984

CPG JPMorgan Alternative Strategies Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue, 18th Floor
New York, NY 10022
(Address of principal executive office) (Zip code)

Gemini Fund Services, LLC
450 Wireless Blvd.,
Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: 3/31

Date of reporting period: 12/31/11

Item 1. Schedule of Investments.

CPG JPMorgan Alternative Strategies Fund, LLC
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011

		Fair Value

	HEDGE FUNDS - 84.2%
	Davidson Kempner International, Ltd. Class C Shares	$ 3,181,802
	Fir Tree Value Fund, L.P.	2,167,520
	Gavea Fund L.P.	3,129,281
	Highbridge Capital Corp. Class D Shares	3,183,772
	Wexford Offshore Spectrum Fund	1,596,288
	York Total Return, L.P.	1,937,996
	TOTAL HEDGE FUNDS ( Cost - $14,870,000)	$ 15,196,659

	TOTAL INVESTMENTS - 84.2% ( Cost - $14,870,000) (a)	$ 15,196,659
	OTHER ASSETS LESS LIABILITIES - 15.8%	2,846,960
	NET ASSETS - 100.0%	$ 18,043,619

(a)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes is substantially the same.

CPG JPMorgan Alternative Strategies Fund, LLC
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

The Fund will value interests in underlying private funds on a monthly basis at their fair value, as determined in good faith by the Manager, which ordinarily will be the value determined by the relevant underlying private fund manager in accordance with the policies established by the underlying private fund, absent information indicating that such value does not represent the fair value of the interest. The value of the underlying private fund will be provided either by the underlying private fund manager, the administrator of the underlying private fund manager or another third party on at least a monthly basis.   All other securities or investments and assets of the Fund as well as those securities where no market value can be determined or where market value, in the reasonable belief of the Manager, does not reflect a fair market value shall be assigned such fair value as the Manager shall determine in good faith to reflect its fair market value. The Manager will generally not have the ability to assess the accuracy of the underlying private fund valuations received from an underlying private fund manager or underlying private fund administrator.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy   that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and  liabilities:

	Level 1	Level 2	Level 3	Total
Assets	Investment Securities	Investment Securities	Investment Securities	Investment Securities
Hedge Funds	$ -	$ 8,249,079	$ 6,947,580	$ 15,196,659
There were no transfers during the current period presented. It is the Fund’s policy to recognize transfers at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining fair value:

Level 3
Assets	Investment Securities
Beginning balance	$0
Change in unrealized appreciation (depreciation)	$ 257,580
Cost of purchases	$ 6,690,000
Ending balance	$ 6,947,580

The total change in unrealized appreciation (depreciation) is included in the Schedule of Investments attributable to Level 3 investments still held at December 31, 2011 is $257,580.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CPG JPMorgan Alternative Strategies Fund, LLC

By (Signature and Title)	_________________________________
Mitchell A. Tanzman, Principal Executive Officer

Date: _________2/29/2012____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	_________________________________
Mitchell A. Tanzman, Principal Executive Officer

Date: _________2/29/2012____

By (Signature and Title)	_______________________________
Michael Mascis, Principal Accounting Officer

Date: _________2/29/2012____

CERTIFICATIONS

I, Mitchell A. Tanzman, certify that:

1.	I have reviewed this report on Form N-Q of CPG JPM Alternative Fund, LLC (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

_2/29/2012________	___________________
Date	Mitchell A. Tanzman
Principal Executive Officer

CERTIFICATIONS

I, Michael Mascis, certify that:

1.	I have reviewed this report on Form N-Q of CPG JPMorgan Alternative Strategies Fund, LLC (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

___2/29/2012________	___________________
Date	Michael Mascis
Principal Accounting Officer